Expense Example - VIPFundsManagerFunds-InvestorComboPRO - VIPFundsManagerFunds-InvestorComboPRO - VIP FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio - Investor Class	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 80
3 years	253
5 years	449
10 years	$ 1,014